Offerings - Offering: 1	Aug. 26, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 3,381,810,524.75
Fee Rate	0.01381%
Amount of Registration Fee	$ 467,028.03
Offering Note	(a) Estimated solely for purposes of calculating the filing fee. The transaction valuation was calculated as the sum of (i) 54,641,755 (inclusive of Company Restricted Stock) issued and outstanding shares of common stock, par value $0.01 per share (the "Shares"), of CBIZ, Inc. (the "Company"), multiplied by $55.00 per Share (the "Merger Consideration"); (ii) the product of (x) 100,000 Shares issuable upon the exercise of outstanding options to purchase Shares granted under the 2019 CBIZ, Inc. Omnibus Incentive Plan (the "Company Stock Plan"), and (y) $19.78 (which is the difference of the Merger Consideration and the weighted average strike price of $35.22); (iii) 771,239 outstanding restricted stock units granted under the Company Stock Plan that are subject solely to time-based vesting conditions, multiplied by the Merger Consideration; (iv) 391,552 outstanding performance share units granted under the Company Stock Plan that are subject solely to performance-based vesting conditions, multiplied by the Merger Consideration; (v) 204,390.45 outstanding units granted under the CBIZ Equity Aligned Cash Bonus Plan, multiplied by the Merger Consideration; (vi) 4,748,453 Shares that remain to be issued in connection with the Parent Stock Consideration (as defined in the Agreement and Plan of Merger, dated July 30, 2024, by and among Marcum LLP, Marcum Advisory Group LLC, the Company, PMMS LLC and Marcum Partners SPV LLC (the "Marcum Agreement")) payable thereunder, which issuances will be accelerated and issued immediately prior to the consummation of a Parent Change of Control (as defined in the Marcum Agreement) pursuant to and in accordance with the terms of the Marcum Agreement, multiplied by the Merger Consideration; (vii) 694,111 Shares that remain to be issued, which would constitute "Performance Shares" (as defined in the Marcum Agreement), which issuances will be accelerated and issued immediately prior to a Parent Change of Control pursuant to and in accordance with the terms of the Marcum Agreement, multiplied by the Merger Consideration. The calculation of the filing fee is based on information provided by the Company as of August 21, 2026. (b) The filing fee was calculated in accordance with Section 14(g) of the Securities Exchange Act of 1934, as amended, Exchange Act Rule 0-11 and Fee Rate Advisory No. 1 for Fiscal Year 2026, issued on August 25, 2025, and effective October 1, 2025, by multiplying the transaction valuation by 0.0001381 ($138.10 per $1,000,000).